UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Medical Fund Management, LLC
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:  028-13272

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                  1/5/09
-------------------               -------------                ---------
  [Signature]                     [City, State]                [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                                 TITLE OF  CUSIP       VALUE       SHARES      SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
NAME OF ISSUER                   CLASS               (x$1000)      PRN  AMT    PRN CALL DSCRETN     MANAGERS   SOLE     SHARED  NONE
---------------------------------------------------------------- ---------------------------------- --------------------------------
ALFACELL CORP                    COM       015404106         95         48,122     SH      SOLE         N/A      48,122
AMYLIN PHARMACEUTICALS INC       COM       032346108        700         40,000     SH      SOLE         N/A      40,000
ANTIGENICS INC DEL               COM       037032109      3,503        522,837     SH      SOLE         N/A     522,837
BIOENVISION INC                  COM       09059N100      2,985        519,120     SH      SOLE         N/A     519,120
BIOMARIN PHARMACEUTICAL INC      COM       09061G101        419         81,360     SH      SOLE         N/A      81,360
CELL THERAPEUTICS INC            COM       150934107      6,558      1,826,837     SH      SOLE         N/A   1,826,837
DENDREON CORP                    COM       24823Q107     10,223      1,875,778     SH      SOLE         N/A   1,875,778
DISCOVERY LABORATORIES INC NEW   COM       254668106        855        151,797     SH      SOLE         N/A     151,797
EMISPHERE TECHNOLOGIES INC       COM       291345106      3,118        849,545     SH      SOLE         N/A     849,545
FORBES MEDI-TECH INC             COM       34907100         273        130,200     SH      SOLE         N/A     130,200
ISIS PHARMACEUTICALS INC         COM       464330109        707        182,800     SH      SOLE         N/A     182,800
MYRIAD GENETICS INC              COM       62855J104     16,185        880,096     SH      SOLE         N/A     880,096
NEUROBIOLOGICAL TECHNOLOGIES     COM       64124W106      1,768        530,960     SH      SOLE         N/A     530,960
NEUROCHEM INC                    COM       64125K101        364         30,565     SH      SOLE         N/A      30,565
PHARMACYCLICS INC                COM       716933106      7,207        897,556     SH      SOLE         N/A     897,556
RENOVIS INC                      COM       759885106      5,683        704,156     SH      SOLE         N/A     704,156
SPECTRUM PHARMACEUTICALS INC     COM       84763A108      2,013        337,224     SH      SOLE         N/A     337,224
VASOGEN INC                      COM       92232F103      1,920        473,977     SH      SOLE         N/A     473,977
VION PHARMACEUTICALS INC         COM       927624106      1,855        650,775     SH      SOLE         N/A     650,775

                                       19               66,431



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         19
Form 13F Information Table Value Total:         66,431
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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